Interest in Other Entities (Details Textual) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Mar. 24, 2020	Feb. 18, 2020	Jun. 30, 2020
Interest in Other Entities (Textual)
Purchased shares		2,284,865
Issued and outstanding share capital, percentage	24.99%	2.32%
Additional purchase of shares	22,326,246
Excess purchase price of associate			$ 546
Carrying amount of investment			137
Fair value losses			16
Additional consideration transferred			$ 1,601